Investment Risks	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Mortgage-Backed Securities
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value (“NAV”) per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include  subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Commercial Mortgage-Backed Securities
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by,  CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Collateralized Mortgage Obligations
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing  CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage-backed securities, CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk. CLOs are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class or tranche of the instrument in which the Fund invests. In addition to the risks normally associated with fixed income securities, such as interest rate risk, default risk, credit risk and liquidity risk, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund and other investors in  CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time the Fund deems advantageous.

CLOs in which the Fund invests may be managed by investment advisers not affiliated with the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories and, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager may adversely impact the performance of the CLO securities in which the Fund invests.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Corporate Debt Obligations
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Foreign Securities
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Foreign Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Foreign Currency Forward Exchange Contracts
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Foreign Currency Forward Exchange Contracts. To the extent the Fund seeks to hedge its foreign currency exposure by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risks associated with derivatives and the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Banking Industry
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Banking Industry. Investment opportunities in investment grade securities may be concentrated in the banking industry. Under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. As a result, the Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, the availability and cost of credit and other factors and such effects can at times be significant. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the banking industry. Because the Fund’s investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Fund’s performance.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | U.S. Government Securities
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U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Preferred Securities
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Preferred Securities. Preferred securities have many of the characteristics of and are subject to many of the risks associated with both fixed-income securities and equity securities. Preferred securities may pay fixed or adjustable rates of return. As with fixed-income securities, the market value of preferred securities is sensitive to changes in interest rates. Preferred securities generally decrease in value if interest rates rise and increase in value if interest rates fall. In addition, preferred securities are also subject to risks applicable generally to equity securities, such as issuer-specific and market risks. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt, so the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Foreign and Emerging Market Securities
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Foreign Currency
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Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Derivatives
Prospectus [Line Items]
Risk [Text Block]
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Distressed and Defaulted Securities
Prospectus [Line Items]
Risk [Text Block]
•
Distressed and Defaulted Securities. Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. The Fund will generally not receive interest payments on the distressed securities and the repayment of principal may also be subject to increased risk. These securities may present a substantial risk of default or may be in default at the time of investment, requiring the Fund to incur additional costs. The repayment of defaulted securities is also subject to significant uncertainties. The Fund may incur substantial expenses in seeking recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Consumer Discretionary Sector Risk
Prospectus [Line Items]
Risk [Text Block]
•
Consumer Discretionary Sector Risk. To the extent that the Fund invests a substantial portion of its assets in the consumer discretionary sector, the Fund will be particularly susceptible to the risks associated with companies operating in such sector. Companies in the consumer discretionary sector are subject to risks, including fluctuations in the performance of the overall domestic and international economy, shipment and supply chain disruptions, interest rate changes, currency exchange rates, increased competition and consumer confidence. Performance of such companies may also be adversely affected by factors such as reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Fixed-Income Securities
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Credit and Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Liquidity
Prospectus [Line Items]
Risk [Text Block]
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund  redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments,  adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser and/or Sub-Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | High Yield Securities (Junk Bonds)
Prospectus [Line Items]
Risk [Text Block]
•
High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Investment Company Securities
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies, closed-end funds, ETFs and money market funds which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of certain investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, and be subject to the associated risks. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will also be absorbing fees with respect to investments in other investment companies.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Fixed-Income Securities
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but, under normal circumstances, the Fund intends to maintain a dollar-weighted average portfolio duration between three and eight years.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Credit and Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | U.S. Government Securities
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Municipals
Prospectus [Line Items]
Risk [Text Block]
•
Municipals. Because the Fund may invest in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | State and Municipal Project-Specific Risk
Prospectus [Line Items]
Risk [Text Block]
•
State and Municipal Project-Specific Risk. To the extent that the Fund invests a significant portion of its assets in obligations issued in one or more states and/or  U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. These developments or changes may include, among other things, legislative developments involving the financing of projects, judicial decisions regarding the validity of the projects or the means of financing such projects, shortages or price increases of materials needed for the project or declining needs for the projects as well as other developments that may adversely affect municipalities and other issuers of municipal securities located within the same state, such as natural disasters, health emergencies, and adverse economic, political or social environments.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Restricted Securities
Prospectus [Line Items]
Risk [Text Block]
•
Restricted Securities. The Fund’s investments may include restricted securities, which are generally subject to resale  or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The  illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Liquidity
Prospectus [Line Items]
Risk [Text Block]
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal.  If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments,  adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | High Yield Securities (Junk Bonds)
Prospectus [Line Items]
Risk [Text Block]
•
High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Taxability Risk
Prospectus [Line Items]
Risk [Text Block]
•	Taxability Risk. Changes in tax laws or adverse determinations by the Internal Revenue Service (“IRS”) may make the income from some municipal obligations taxable.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Investment Company Securities
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies, closed-end funds, ETFs and money market funds which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of certain investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, and be subject to the associated risks. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will also be absorbing fees with respect to investments in other investment companies.
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the

Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk. CLOs are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class or tranche of the instrument in which the Fund invests. In addition to the risks normally associated with fixed income securities, such as interest rate risk, default risk, credit risk and liquidity risk, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund and other investors in  CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time the Fund deems advantageous.

CLOs in which the Fund invests may be managed by investment advisers not affiliated with the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories and, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager may adversely impact the performance of the CLO securities in which the Fund invests.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Foreign Currency Forward Exchange Contracts
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Foreign Currency Forward Exchange Contracts. To the extent the Fund seeks to hedge its foreign currency exposure by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risks associated with derivatives and the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Foreign and Emerging Market Securities
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the  U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries.  Emerging market countries may be subject to increased potential for market manipulation and to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.  Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Foreign Currency
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Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to seek to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund’s securities are not denominated.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Distressed and Defaulted Securities
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Distressed and Defaulted Securities. Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. The Fund will generally not receive interest payments on the distressed securities and the repayment of principal may also be at risk. These securities may present a substantial risk of default or may be in default at the time of investment, requiring the Fund to incur additional costs. The repayment of defaulted securities is also subject to significant uncertainties. The Fund may incur substantial expenses in seeking recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal.  If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures)  adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | loan risks
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Loan Risks. Investments in loans are subject to the risks generally associated with other debt obligations (such as credit and interest rate risk). Loans are also subject to additional risks, including subordination to other creditors, no collateral or limited rights in collateral, increased liquidity risks and lack of publicly available information. Loans are subject to the risk of default in the payment of interest or principal, which will result in a reduction of income or other losses to the Fund, and a potential decrease in the Fund’s NAV. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs. The types of covenants included in loan agreements generally vary depending on market conditions, the  creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and generally involve greater and additional risks. The Fund may have difficulties and  incur expense enforcing its rights with respect to loans and  non-U.S. loans could be subject to bankruptcy laws that are materially different than in the U.S. Loans may be structured such that they are not securities under securities laws, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments. In addition, bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s  NAV. The risk of default on loans will increase in the event of an economic downturn or a substantial increase in interest rates. Because some loans rank lower in priority of payment to other loans and other obligations, such loans present a greater degree of investment risk and may exhibit greater price volatility.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Mezzanine Investments
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Mezzanine Investments. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. Mezzanine investments carry the risk that the issuer will not be able to meet its obligations and that the mezzanine investments may lose value.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Portfolio Turnover
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity of the securities) in which it may invest but, under normal circumstances, the Fund intends to maintain a dollar-weighted average portfolio duration of less than three years. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Municipals
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Municipals. Because the Fund may invest in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to  regular federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | State and Municipal Project-Specific Risk
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State and Municipal Project-Specific Risk. To the extent that the Fund invests a significant portion of its assets in obligations issued in one or more states and/or  U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. These developments or changes may include, among other things, legislative developments involving the financing of projects, judicial decisions regarding the validity of the projects or the means of financing such projects, shortages or price increases of materials needed for the project or declining needs for the projects as well as other developments that may adversely affect municipalities and other issuers of municipal securities located within the same state, such as natural disasters, health emergencies, and adverse economic, political or social environments.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal.  If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Taxability Risk
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Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Portfolio Turnover
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Revenue Bonds
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Revenue Bonds. Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Tax-Exempt Variable Rate Demand Notes
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Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value (“NAV”).

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | Tender Option Bonds
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Tender Option Bonds.  The risks of tender option bonds include the risk that the owner of such instrument may not be considered the owner for regular federal income tax purposes and thus will not be entitled to treat such interest as exempt from regular federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond back to the third-party provider of the demand option, thus causing the bond to become illiquid.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Mortgage-Backed Securities
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include  subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Commercial Mortgage-Backed Securities
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by,  CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Collateralized Mortgage Obligations
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage-backed securities,  CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk. CLOs are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class or tranche of the instrument in which the Fund invests. In addition to the risks normally associated with fixed income securities, such as interest rate risk, default risk, credit risk and liquidity risk, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund and other investors in  CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time the Fund deems advantageous.

CLOs in which the Fund invests may be managed by investment advisers not affiliated with the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories and, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager may adversely impact the performance of the CLO securities in which the Fund invests.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Corporate Debt Obligations
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Foreign and Emerging Market Securities
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Emerging market countries may be subject to increased potential for market manipulation and to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but the Fund will ordinarily seek to maintain an average duration of approximately three years or less. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | U.S. Government Securities
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U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Portfolio Turnover
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Financial Services
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Financial Services. To the extent the Fund invests significantly in the financial services sector, the Fund will be particularly susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Financial services companies are also subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | Industrials Sector Risk
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Industrials Sector Risk. To the extent that the Fund invests significantly in the industrials sector, the Fund will be particularly susceptible to the risks associated with companies operating in this sector. For example, the value of securities issued by companies in the industrials sector may be adversely affected by changes in government regulations, domestic and world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by, among other developments, environmental damages, product liability claims, commodity prices and exchange rates as well as changes in the supply of and demand for both their specific products or services and for industrials sector products in general.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Mortgage-Backed Securities
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value (“NAV”)  per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include  subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Commercial Mortgage-Backed Securities
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Commercial Mortgage-Backed Securities. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Collateralized Mortgage Obligations
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage-backed securities,  CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk. CLOs are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class or tranche of the instrument in which the Fund invests. In addition to the risks normally associated with fixed income securities, such as interest rate risk, default risk, credit risk and liquidity risk, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund and other investors in  CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time the Fund deems advantageous.

CLOs in which the Fund invests may be managed by investment advisers not affiliated with the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories and, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager may adversely impact the performance of the CLO securities in which the Fund invests.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Corporate Debt Obligations
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Foreign Currency Forward Exchange Contracts
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Foreign Currency Forward Exchange Contracts. To the extent the Fund seeks to hedge its foreign currency exposure by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risks associated with derivatives and the risk of loss from the insolvency or bankruptcy of the  counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Preferred Securities
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Preferred Securities. Preferred securities have many of the characteristics of and are subject to many of the risks associated with both fixed-income securities and equity securities. Preferred securities may pay fixed or adjustable rates of return. As with fixed-income securities, the market value of preferred securities is sensitive to changes in interest rates. Preferred securities generally decrease in value if interest rates rise and increase in value if interest rates fall. In addition, preferred securities are also subject to risks applicable generally to equity securities, such as issuer-specific and market risks. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt, so the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Foreign and Emerging Market Securities
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Emerging market countries may be subject to increased potential for market manipulation and to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund’s securities are not denominated.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | U.S. Government Securities
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U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal.  If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | ETF Structure Risks
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•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | Portfolio Turnover
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Mortgage-Backed Securities
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value (“NAV”) per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include  subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Commercial Mortgage-Backed Securities
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by, CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Collateralized Mortgage Obligations
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage-backed securities,  CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Corporate Debt Obligations
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Foreign and Emerging Market Securities
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Foreign and Emerging Market Securities. Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Emerging market countries may be subject to increased potential for market manipulation and to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | U.S. Government Securities
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U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Restricted Securities
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Restricted Securities.  The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments,  adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | ETF Structure Risks
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•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to  NAV per share  and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s  NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | loan risks
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Loan Risks. Investments in loans are subject to the risks generally associated with other debt obligations (such as credit and interest rate risk). Loans are also subject to additional risks, including subordination to other creditors, no collateral or limited rights in collateral, increased liquidity risks and lack of publicly available information. Loans are subject to the risk of default in the payment of interest or principal, which will result in a reduction of income or other losses to the Fund, and a potential decrease in the Fund’s NAV. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs. The types of covenants included in loan agreements generally vary depending on market conditions, the  creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and generally involve greater and additional risks. The Fund may have difficulties and  incur expense enforcing its rights with respect to loans and  non-U.S. loans could be subject to bankruptcy laws that are materially different than in the U.S. Loans may be structured such that they are not securities under securities laws, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments. In addition, bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s  NAV. The risk of default on loans will increase in the event of an economic downturn or a substantial increase in interest rates. Because some loans rank lower in priority of payment to other loans and other obligations, such loans present a greater degree of investment risk and may exhibit greater price volatility.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Convertible Securities
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Convertible Securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Stripped Mortgage-Backed Securities
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Stripped Mortgage-Backed Securities. In addition to the risks generally associated with mortgage-backed securities, investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or “IO” class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or “PO” class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Like other mortgage-backed securities,  SMBS are subject to credit risk. The Fund invests in both agency and non-agency SMBS. Some agency SMBS have reduced credit risk as they are government guaranteed.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Sovereign Debt Securities
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Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Currency Derivatives
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Currency Derivatives. Investments in currency derivatives may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund’s securities are not denominated. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the  counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk. CLOs are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class or tranche of the instrument in which the Fund invests. In addition to the risks normally associated with fixed income securities, such as interest rate risk, default risk, credit risk and liquidity risk, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund and other investors in  CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of securities. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time the Fund deems advantageous.

CLOs in which the Fund invests may be managed by investment advisers not affiliated with the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories and, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager may adversely impact the performance of the CLO securities in which the Fund invests.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Foreign Securities
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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Foreign Currency
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Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Distressed and Defaulted Securities
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Distressed and Defaulted Securities. Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. The Fund will generally not receive interest payments on the distressed securities and the repayment of principal may also be subject to increased risk. These securities may present a substantial risk of default or may be in default at the time of investment, requiring the Fund to incur additional costs. The repayment of defaulted securities is also subject to significant uncertainties. The Fund may incur substantial expenses in seeking recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund  redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Certain CLO securities may have limited liquidity in various market conditions, and in such instances will be less liquid than more senior or higher-rated CLOs. The price of CLO securities may rapidly decline if a large number of holders of the CLO securities decide to sell. The CLO market is smaller relative to other fixed-income instrument markets. Historic liquidity measures of CLOs may or may not be predictive of the liquidity of CLOs in the future. During adverse market conditions, there may be instances in which the market for trading CLOs becomes thin, or in extreme circumstances, particularly with respect to subordinate or lower-rated CLO tranches, may cease to exist during such period.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Investment Company Securities
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Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies, closed-end funds, ETFs and money market funds which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of certain investment companies frequently trade at a discount to their  NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, and be subject to the associated risks. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will also be absorbing fees with respect to investments in other investment companies.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | loan risks
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Loan Risks. Investments in loans are subject to the risks generally associated with other debt obligations (such as credit and interest rate risk). Loans are also subject to additional risks, including subordination to other creditors, no collateral or limited rights in collateral, increased liquidity risks and lack of publicly available information. Loans are subject to the risk of default in the payment of interest or principal, which will result in a reduction of income or other losses to the Fund, and a potential decrease in the Fund’s NAV. Loans are traded in a private, unregulated inter-dealer or interbank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs. The types of covenants included in loan agreements generally vary depending on market conditions, the  creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and generally involve greater and additional risks. The Fund may have difficulties and  incur expense enforcing its rights with respect to loans and  non-U.S. loans could be subject to bankruptcy laws that are materially different than in the U.S. Loans may be structured such that they are not securities under securities laws, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments. In addition, bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s  NAV. The risk of default on loans will increase in the event of an economic downturn or a substantial increase in interest rates. Because some loans rank lower in priority of payment to other loans and other obligations, such loans present a greater degree of investment risk and may exhibit greater price volatility.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Covenant Lite Loans
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Covenant Lite Loans. Some of the loans or other obligations in which the Fund may invest or obtain exposure to may be “covenant lite” loans or other obligations. Certain financial institutions may define “covenant lite” loans or securities differently. Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. Covenant lite loans or securities, which have varied terms and conditions, may contain fewer or no restrictive covenants compared to other loans that might enable the Fund to, among other things, proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, covenant lite loans generally carry greater risks because they allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant lite. In addition, the Fund may receive less or less frequent financial reporting from a borrower under a covenant-lite obligation, which may result in more limited access to financial information, difficulty evaluating the borrower’s financial performance over time and delays in exercising rights and remedies in the event of a significant financial decline. The Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans and other similar obligations than its holdings of loans or securities with more traditional financial covenants, which may result in losses to the Fund. Many loans and similar debt obligations may not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | LIBOR Discontinuance or Unavailability Risk
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LIBOR Discontinuance or Unavailability Risk. The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, “LIBOR”), Euro Interbank Offered Rate, Secured Overnight Financing Rate (“SOFR”) and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. London Interbank Offered Rate (“LIBOR”) was the basic rate of interest used in lending transactions between banks on the London interbank market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of  LIBOR settings has ceased. Certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments). These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Non-Diversification
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Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | New Fund Risk
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Distressed and Defaulted Securities
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Distressed and Defaulted Securities. Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. The Fund will generally not receive interest payments on the distressed securities and the repayment of principal may also be subject to increased risk. These securities may present a substantial risk of default or may be in default at the time of investment, requiring the Fund to incur additional costs. The repayment of defaulted securities is also subject to significant uncertainties. The Fund may incur substantial expenses in seeking recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | U.S. Government Securities
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U.S. Government Securities.  Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Municipals
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Municipals. Because the Fund may invest in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to  regular federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | ETF Structure Risks
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•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Taxability Risk
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•	Taxability Risk. Changes in tax laws or adverse determinations by the Internal Revenue Service (“IRS”) may make the income from some municipal obligations taxable.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Investment Company Securities
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Risk [Text Block]	Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies, closed-end funds, ETFs and money market funds which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of certain investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, and be subject to the associated risks. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will also be absorbing fees with respect to investments in other investment companies.
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | New Fund Risk
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Residual Interest Bonds
Prospectus [Line Items]
Risk [Text Block]	Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Mortgage-Backed Securities
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Mortgage-Backed Securities. Because the Fund concentrates its investments in the mortgage-backed securities industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such industry. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value (“NAV”) per share. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. The Fund may invest a substantial portion of its assets in non-agency mortgage-backed securities rated below investment grade, which are commonly known as “junk bonds” or “high yield/high-risk securities.” The Fund’s investments in high-yield securities pose significant risks. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Commercial Mortgage-Backed Securities
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by, CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Collateralized Mortgage Obligations
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing  CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage-backed securities, CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Foreign Securities
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Foreign Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities  and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the  U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent the Fund seeks to hedge its foreign currency exposure by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risks associated with derivatives and the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments
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When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments.  The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations  (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | U.S. Government Securities
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, reduced participation in the repurchase agreement market by the Federal Reserve Bank of New York may affect the Fund’s investment strategies, operations and/or return potential. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to  NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | High Yield Securities (Junk Bonds)
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High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. High yield securities may be issued by companies that are restructuring, are smaller and less  creditworthy or are more highly leveraged or indebted than other companies, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Portfolio Turnover
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Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Stripped Mortgage-Backed Securities
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Stripped Mortgage-Backed Securities. In addition to the risks generally associated with mortgage-backed securities, investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or “IO” class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or “PO” class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Like other mortgage-backed securities,  SMBS are subject to credit risk. The Fund invests in both agency and non-agency SMBS. Some agency SMBS have reduced credit risk as they are government guaranteed.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Inverse Floaters
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Inverse Floaters. Inverse floating rate obligations are obligations that pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | ETF Structure Risks
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser or Sub-Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. The Equity Portfolio’s investment returns may not match or correlate to those of the Equity Portfolio Index, either on a daily or aggregate basis. Differences in the investment returns of the Equity Portfolio and the Equity Portfolio Index may occur because of, among other things, regulatory restrictions or efforts to avoid being subject to the “straddle rules” under federal income tax law. The Sub-Adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the Sub-Adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the Sub-Adviser’s skill in developing and maintaining that process. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results. In addition, in implementing this rule-based management process, the Fund may not necessarily sell or otherwise close a position as a result of fundamental investment analysis or adverse changes in a company’s financial position or outlook.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Equity Securities
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Information Technology Sector Risk
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Information Technology Sector Risk. To the extent the Fund invests a substantial portion of its assets in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not invest significantly in companies in the technology sector.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Call Option Writing Risk
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Call Option Writing Risk. Writing call options involves the risk that the Fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price, but retains the risk of loss should the price of the underlying security or instrument decline. Additionally, the Fund’s call option writing strategy may not fully protect it against declines in the value of the market.

During periods in which equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying security or instrument over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying security or instrument over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without such an options writing strategy.

The Fund will also incur a form of economic leverage through its use of call options and other derivatives that seek to manage the overall directional market exposure, which could increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund.

There are special risks associated with uncovered option writing which expose the Fund to potentially significant loss. As the seller of an uncovered call option, the Fund bears unlimited risk of loss should the price of the underlying security increase above the exercise price until the Fund covers its exposure.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | FLEX Options
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FLEX Options. The Fund may utilize FLEX Options guaranteed for settlement by the OCC. The FLEX Options traded by the Fund are listed on the Chicago Board Options Exchange. Options positions are marked to market daily. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, termination of FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete and/or the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of your investment. Additionally, in connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying Index or the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Index or the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying Index’s or the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying Index’s or the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying Index or of the Underlying ETF’s share price. The Fund may experience losses from certain FLEX Option positions and certain FLEX Option positions may expire with little to no value.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Underlying Index Risk
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Underlying Index Risk. The Fund invests in options and futures that derive their value from the Underlying Index, and therefore, in addition to the performance of the Equity Portfolio, the Fund’s investment performance at least partially depends on the investment performance of the Underlying Index. The value of the Underlying Index  will fluctuate over time based on fluctuations in the values of the securities that comprise the Underlying Index, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Underlying ETF Risks
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Underlying ETF Risk. The Fund invests in options that derive their value from the Underlying ETF, and therefore, in addition to the performance of the Equity Portfolio, the Fund’s investment performance at least partially depends on the investment performance of the Underlying  ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities that comprise the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Correlation Risk
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Correlation Risk. As an option, including a FLEX Option, approaches its expiration date, its value typically will increasingly move with the value of the Underlying Index or the Underlying ETF. However, the value of the options may vary prior to the expiration date because of related factors other than the value of the Underlying Index or the Underlying ETF. The value of the options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the options include interest rate changes and implied volatility levels of the Underlying Index or the Underlying ETF, among others. The value of the options held by the Fund typically do not increase or decrease at the same level as the Underlying Index’s or the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Clearing Member Risk
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Clearing Member Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and receive payments from a clearing house through their accounts at clearing members. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Counterparty
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Counterparty. Counterparty risk generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Tax Risk
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Tax Risk. The Fund intends to limit the overlap between the Equity Portfolio and the Options Portfolio to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the underlying constituents of its option contracts under applicable guidance established by the Internal Revenue Service (the “IRS”). Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions and may decrease the amount of the Fund’s dividends that may be reported as qualified dividend income. The tax consequences of such straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to  U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Derivatives
Prospectus [Line Items]
Risk [Text Block]
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Market and Geopolitical Risk
Prospectus [Line Items]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Active Management Risk
Prospectus [Line Items]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser or Sub-Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. The Sub-Adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the Sub-Adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the Sub-Adviser’s skill in developing and maintaining that process. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results. In addition, in implementing this rule-based management process, the Fund may not necessarily sell or otherwise close a position as a result of fundamental investment analysis or adverse changes in a company’s financial position or outlook.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Equity Securities
Prospectus [Line Items]
Risk [Text Block]
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Call Option Writing Risk
Prospectus [Line Items]
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Call Option Writing Risk. Writing call options involves the risk that the Fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price, but retains the risk of loss should the price of the underlying security or instrument decline. Additionally, the Fund’s call option writing strategy may not fully protect it against declines in the value of the market.

During periods in which equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying security or instrument over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying security or instrument over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without such an options writing strategy.

The Fund will also incur a form of economic leverage through its use of call options and other derivatives that seek to manage the overall directional market exposure, which could increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund.

There are special risks associated with uncovered option writing which expose the Fund to potentially significant loss. As the seller of an uncovered call option, the Fund bears unlimited risk of loss should the price of the underlying security increase above the exercise price until the Fund covers its exposure.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | FLEX Options
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FLEX Options. The Fund may utilize FLEX Options guaranteed for settlement by the OCC. The FLEX Options traded by the Fund are listed on the Chicago Board Options Exchange. Options positions are marked to market daily. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, termination of FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete and/or the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of your investment. Additionally, in connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund may experience losses from certain FLEX Option positions and certain FLEX Option positions may expire with little to no value.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Correlation Risk
Prospectus [Line Items]
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Correlation Risk.  As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Clearing Member Risk
Prospectus [Line Items]
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Clearing Member Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and receive payments from a clearing house through their accounts at clearing members. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Counterparty
Prospectus [Line Items]
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Counterparty. Counterparty risk generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
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Tax Risk. The Fund intends to limit the overlap between its stock holdings and the stock holdings of the Underlying ETF or constituents of the Underlying Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the stock holdings of the Underlying ETF or Underlying Index under applicable guidance established by the Internal Revenue Service (the “IRS”). Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions and may decrease the amount of the Fund’s dividends that may be reported as qualified dividend income. The tax consequences of such straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to  U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Income Risk
Prospectus [Line Items]
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Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks held by the Fund and the premiums received by the Fund with respect to its written call options. Changes in the dividend policies of companies held by the Fund could make it more difficult for the Fund to provide a consistent monthly income.  For example, if the stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. In addition, the premiums received by the Fund with respect to its written call options will vary over time and based on market conditions.

The Fund seeks to provide consistent monthly income while maintaining prospects for capital appreciation. However, there is no guarantee that the Fund will make monthly income payments to its shareholders or, if made, that the Fund’s monthly income payments to shareholders will remain consistent. For example, in the event the value of the asset underlying a written call option exceeds the strike price plus the premium received by the Fund with respect to the option, the Fund’s ability to provide consistent monthly income may be adversely impacted. The amount of the Fund’s distributions for any period may exceed the amount of the Fund’s income and gains for that period. In that case, some or all of the Fund’s distributions may constitute a return of capital to shareholders.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Investment Objective Risk
Prospectus [Line Items]
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Investment Objective Risk. There is no guarantee that the Adviser and/or Sub-Adviser will be successful in managing the Fund to provide consistent (monthly) distributable income combined with capital appreciation through equity market exposure. The Fund may underperform its benchmark,  particularly in rising markets. In addition, the Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Derivatives
Prospectus [Line Items]
Risk [Text Block]
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Liquidity
Prospectus [Line Items]
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund  redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Market and Geopolitical Risk
Prospectus [Line Items]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser and/or Parametric Portfolio Associates LLC (the “Sub-Adviser”) has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser or Sub-Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. The Equity Portfolio’s investment returns may not match or correlate to those of the Equity Portfolio Index, either on a daily or aggregate basis. Differences in the investment returns of the Equity Portfolio and the Equity Portfolio Index may occur because of, among other things, regulatory restrictions or efforts to avoid being subject to the “straddle rules” under federal income tax law. The Sub-Adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the Sub-Adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the Sub-Adviser’s skill in developing and maintaining that process. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Equity Securities
Prospectus [Line Items]
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Information Technology Sector Risk
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Information Technology Sector Risk. To the extent the Fund invests a substantial portion of its assets in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not invest significantly in companies in the technology sector.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Correlation Risk
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Correlation Risk. As an option approaches its expiration date, its value typically will increasingly move with the value of the Underlying Index. However, the value of the options may vary prior to the expiration date because of related factors other than the value of the Underlying Index. The value of the options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the options include interest rate changes and implied volatility levels of the Underlying Index, among others. The value of the options held by the Fund typically do not increase or decrease at the same level as the Underlying Index’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Tax Risk
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Tax Risk. The Fund intends to limit the overlap between the Equity Portfolio and the Options Portfolio to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the underlying constituents of its option contracts under applicable guidance established by the Internal Revenue Service (the “IRS”). Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions and may decrease the amount of the Fund’s dividends that may be reported as qualified dividend income. The tax consequences of such straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to  U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Options Risk
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Options Risk. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. Options, may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options, can be highly volatile and the use of options can lower total returns.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Option Writing Risk
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Option Writing Risk. Writing call options involves the risk that the Fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price, but retains the risk of loss should the price of the underlying security or instrument decline. Additionally, the Fund’s call option writing strategy may not fully protect it against declines in the value of the market.

During periods in which equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying security or instrument over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying security or instrument over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without such an options writing strategy.

Writing put options involves the risk that the Fund may be required to buy the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or above the market price of such underlying security or instrument, at the time the option is exercised. While the Fund’s potential gain in writing a put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, the Fund’s risk of loss is equal to the entire value of the underlying security or instrument, offset only by the amount of the premium received. The Fund will also incur a form of economic leverage through its use of call and put options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund.

During periods in which equity markets are generally unchanged or rising, or in a modestly falling market where the income from premium exceeds the aggregate depreciation of the underlying security or instrument below its exercise price, a diversified portfolio receiving premiums from its put option writing strategy may outperform the same portfolio without such an options strategy. However, in declining markets where the aggregate depreciation of the underlying security or instrument below its exercise price exceeds the income from premiums, a portfolio with a put writing strategy could significantly under-perform the same portfolio without the options writing strategy.

There are special risks associated with uncovered option writing which expose the Fund to potentially significant loss. As the seller of an uncovered call option, the Fund bears unlimited risk of loss should the price of the underlying security increase above the exercise price until the Fund covers its exposure. As with writing uncovered calls, the risk of writing uncovered put options is substantial. The seller of an uncovered put option bears a risk of loss if the value of the underlying instrument declines below the exercise price. Such loss could be substantial if there is a significant decline in the value of the underlying instrument.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Underlying Index
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Underlying Index. The Fund invests in options that derive their value from the Underlying Index, and therefore, in addition to the performance of the Equity Portfolio, the Fund’s investment performance at least partially depends on the investment performance of the Underlying Index. The value of the Underlying Index will fluctuate over time based on fluctuations in the values of the securities that comprise the Underlying Index, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Clearing Member
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Clearing Member. Transactions in some types of derivatives are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and receive payments from a clearing house through their accounts at clearing members. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Investment Objective
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Investment Objective. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to seek to provide protection against losses. Certain circumstances under which the Fund might not achieve its objective include, but are not limited to: (i) if the Fund disposes of options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; (v)  adverse tax law changes affecting the treatment of options or (vi) when there are significant differences in the returns of the Equity Portfolio and the returns of the Underlying Index. In addition, the Fund’s option overlay hedging strategy may not provide protection against losses, especially in rising equity markets when the Fund would be expected to underperform such equity markets. The Fund’s option overlay hedging strategy is not expected to provide protection against losses during periods with low volatility in equity markets when the Fund would be expected to perform similarly with equity markets.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Foreign Securities
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Foreign Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | ETF Structure Risks
Prospectus [Line Items]
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•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Equity Securities
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions.  During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities declines in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the  Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Financials Sector Risk
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Financials Sector Risk. To the extent the Fund invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the financials sector of an emerging market economy than on other industries of its economy. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Tracking Error
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Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of, among other things, transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Index Related Risk
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions.

In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the Index as when a fund purchases all of the securities in an index in the proportions in which they are represented in the index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Passive Investment
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Passive Investment. The Fund is managed using a passive investment strategy that uses a representative sampling indexing strategy. The Fund does not expect to hold common stocks of each company in the Index or in the same proportion as represented in the Index, and Fund performance may vary from the Index.

In addition, the Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events or other abnormal circumstances may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Concentration Risk
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Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Responsible Investing
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Responsible Investing. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance, or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an issuer, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Real Estate Investing
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Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | REITs
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REITs. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Sector Risk
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Sector Risk.  If the Index invests heavily in companies in a particular economic sector or sectors, the Fund will invest heavily in such companies in particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Market and Geopolitical Risk
Prospectus [Line Items]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Equity Securities
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions.  During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities declines in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the  Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Information Technology Sector Risk
Prospectus [Line Items]
Risk [Text Block]
•
Information Technology Sector Risk.  The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Tracking Error
Prospectus [Line Items]
Risk [Text Block]
•
Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Index Related Risk
Prospectus [Line Items]
Risk [Text Block]
•
Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Passive Investment
Prospectus [Line Items]
Risk [Text Block]
•
Passive Investment. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
•
Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Responsible Investing
Prospectus [Line Items]
Risk [Text Block]
•
Responsible Investing. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance, or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an issuer, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Real Estate Investing
Prospectus [Line Items]
Risk [Text Block]
•
Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | REITs
Prospectus [Line Items]
Risk [Text Block]
•
REITs. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
•
Sector Risk.  If the Index invests heavily in companies in a particular economic sector or sectors, the Fund will invest heavily in such companies in particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Non-Diversification
Prospectus [Line Items]
Risk [Text Block]
•
Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Equity Securities
Prospectus [Line Items]
Risk [Text Block]
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions.  During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities declines in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the  Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Information Technology Sector Risk
Prospectus [Line Items]
Risk [Text Block]
•
Information Technology Sector Risk. The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Tracking Error
Prospectus [Line Items]
Risk [Text Block]
•
Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Index Related Risk
Prospectus [Line Items]
Risk [Text Block]
•
Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the underlying index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Passive Investment
Prospectus [Line Items]
Risk [Text Block]
•
Passive Investment. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
•
Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Responsible Investing
Prospectus [Line Items]
Risk [Text Block]
•
Responsible Investing. Investing primarily in responsible investments, such as the companies which meet the Index’s criteria relating to leadership in talent management practices or which demonstrate significant improvements in talent management practices, carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG and/or talent management performance, or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and/or talent management factors relevant to a particular investment.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Real Estate Investing
Prospectus [Line Items]
Risk [Text Block]
•
Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | REITs
Prospectus [Line Items]
Risk [Text Block]
•
REITs. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
•
Sector Risk.  If the Index invests heavily in companies in a particular economic sector or sectors, the Fund will invest heavily in such companies in particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Industrials Sector Risk
Prospectus [Line Items]
Risk [Text Block]
•
Industrials Sector Risk. To the extent that the Fund invests significantly in the industrials sector, the Fund will be particularly susceptible to the risks associated with companies operating in this sector. For example, the value of securities issued by companies in the industrials sector may be adversely affected by changes in government regulations, domestic and world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by, among other developments, environmental damages, product liability claims, commodity prices and exchange rates as well as changes in the supply of and demand for both their specific products or services and for industrials sector products in general.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Equity Securities
Prospectus [Line Items]
Risk [Text Block]
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions.  During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities declines in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the  Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Tracking Error
Prospectus [Line Items]
Risk [Text Block]
•
Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Index Related Risk
Prospectus [Line Items]
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the underlying index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Passive Investment
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Passive Investment. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Concentration Risk
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Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Mid Cap Companies
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Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Responsible Investing
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Responsible Investing. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance, or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an issuer, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Real Estate Investing
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Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | REITs
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REITs. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Sector Risk
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Sector Risk.  If the Index invests heavily in companies in a particular economic sector or sectors, the Fund will invest heavily in such companies in particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Asset-Backed Securities
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these and other risks, asset-backed securities may become more volatile in certain interest rate environments.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Mortgage-Backed Securities
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Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value (“NAV”). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The Fund may invest in non-agency mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. To the extent the Fund invests in non-agency mortgage-backed securities offered by non-governmental issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in pools underlying the securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Fund’s investments in mortgage-backed securities. In addition, commercial mortgage-backed securities are also subject to risks associated with reduced demand for commercial and office space, tightening lending standards and increased interest and lending rates, and other developments adverse to the commercial real estate market.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Commercial Mortgage-Backed Securities
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Commercial Mortgage-Backed Securities. CMBS are subject to risks similar to those associated with mortgage-backed securities, including credit risk and prepayment risk. The values of, and income generated by,  CMBS may also be adversely affected by, among other things, changing interest rates, tightening lending standards, and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Collateralized Mortgage Obligations
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Collateralized Mortgage Obligations. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition to the risks generally associated with mortgage-backed securities, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage-backed securities,  CMOs are subject to credit risk. The Fund invests in both agency and non-agency CMOs. Some agency CMOs have reduced credit risk as they are government guaranteed.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Corporate Debt Obligations
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Corporate Debt Obligations. Corporate debt obligations are fixed-income securities issued by corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debt holders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Foreign Securities
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Foreign Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Banking Industry
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Banking Industry. Investment opportunities in investment grade securities may be concentrated in the banking industry. Under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. As a result, the Fund may have a high concentration of investments in the banking industry. The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, the availability and cost of credit and other factors and such effects can at times be significant. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the banking industry. Because the Fund’s investments will be concentrated in the banking industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Fund’s performance.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Preferred Securities
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Preferred Securities. Preferred securities have many of the characteristics of and are subject to many of the risks associated with both fixed-income securities and equity securities. Preferred securities may pay fixed or adjustable rates of return. As with fixed-income securities, the market value of preferred securities is sensitive to changes in interest rates. Preferred securities generally decrease in value if interest rates rise and increase in value if interest rates fall. In addition, preferred securities are also subject to risks applicable generally to equity securities, such as issuer-specific and market risks. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt, so the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Foreign Currency
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Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to seek to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Derivatives
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Fixed-Income Securities
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest.  Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Credit and Interest Rate Risk
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | U.S. Government Securities
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Municipals
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Municipals. Because the Fund may invest in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or economic sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Restricted Securities
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Restricted Securities.  The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Liquidity
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities.  These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Market and Geopolitical Risk
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | ETF Structure Risks
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•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Active Management Risk
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Responsible Investing
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Responsible Investing. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance, or Calvert’s and/or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment,

Calvert and the Adviser are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on Calvert’s and/or the Adviser’s skill in properly identifying and analyzing material ESG issues.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Money Market Instrument Risk
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Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as: a change in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty or an issuer.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Trust Preferred Securities
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Trust Preferred Securities. The risks associated with trust preferred securities generally include, among others, the financial condition of the issuer, as the trust typically has no business operations other than holding the subordinated debt and issuing the trust preferred securities. In addition, holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the issuer. The market value of trust preferred securities may be more volatile than those of conventional debt securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.